SUPPLEMENT DATED MARCH 19, 2020 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2019

New York Life Complete Access Variable Annuity

New York Life Complete Access Variable Annuity II

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life Income Plus Variable Annuity

New York Life Income Plus Variable Annuity II

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premier Variable Annuity – FP Series

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

New York Life Premium Plus Elite Variable Annuity

New York Life Variable Annuity

TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2016

New York Life Access Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I	NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-II	NYLIAC Variable Annuity Separate Account-IV

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses (the “Prospectuses”) for the variable annuity policies offered through the separate accounts listed above. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

This supplement notes the appointment of an investment subadviser to the BlackRock® High Yield V.I. Fund—Class III (the “Portfolio”). Keeping this purpose in mind, please note the following:

Effective as of March 2, 2020, BlackRock International Limited was appointed as the investment subadviser of the Portfolio.

New York Life Insurance and Annuity Corporation (a Delaware Corporation)

51 Madison Avenue, New York, New York 10010

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